                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                              THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10065
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)             With copies to:

           STEVEN J. LUTTRELL                 W. CHRISTOPHER APPLER, ESQ.
     660 MADISON AVENUE 16TH FLOOR               DRAKE MANAGEMENT, LLC.
        NEW YORK, NEW YORK 10065             660 MADISON AVENUE, 16TH FLOOR
                                                NEW YORK, NEW YORK 10065

                                                  PETER J. SHEA, ESQ.
                                               KATTEN MUCHIN ROSENMAN LLP
                                                   575 MADISON AVENUE
                                                   NEW YORK, NEW YORK
                                                       10022-2585

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           7/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT       VALUE (a)
                                                                                    -----------   ------------
ASSET-BACKED SECURITIES - 56.41%
AUTOMOBILES - 9.98%
   AmeriCredit Automobile Receivables Trust:
      Series 2007-BF, Class A2, 5.31%, 1/6/2011                                     $   228,328   $    228,186
      Series 2008-AF, Class A2B, 4.21%, 1/12/2012 +                                     600,000        592,781
   Carmax Auto Owner Trust:
      Series 2007-2, Class A2, 5.32%, 1/15/2010                                         132,843        132,926
      Series 2008-1, Class A2, 3.16%, 4/15/2011 +                                       482,251        478,106
   CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011 (144A)                    133,717        131,565
   Household Automotive Trust:
      Series 2005-2, Class A3, 4.37%, 5/17/2010                                         407,167        406,837
      Series 2006-2, Class A3, 5.61%, 8/17/2011                                         326,924        327,844
   Long Beach Auto Receivables Trust, Series 2007-A, Class A2, 5.15%, 11/15/2010        151,057        150,844
   Triad Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.77%, 1/12/2011        264,699        261,679
   Wachovia Auto Loan Owner Trust, Series 2007-1, Class A2, 5.36%, 7/20/2010            195,021        195,174
                                                                                                  ------------
                                                                                                     2,905,942
                                                                                                  ------------
CREDIT CARDS - 12.72%
   American Express Credit Account Master Trust, Series 2004-1, Class B, 2.71%,
      9/15/2011 +                                                                       400,000        396,875
   Bank One Issuance Trust, Series 2004-C1, Class C1, 2.96%, 11/15/2011 +               500,000        490,860
   Chase Credit Card Master Trust:
     Series 2003-5, Class C, 3.38%, 1/17/2011 +                                         750,000        746,485
     Series 2003-6, Class C, 3.26%, 2/15/2011 +                                         150,000        148,922
   Citibank Credit Card Issuance Trust, Series 2005-B1, Class B1, 4.40%,
      9/15/2010                                                                         500,000        499,219
   GE Capital Credit Card Master Note Trust, Series 2005-1, Class B, 2.63%,
      3/15/2013 +                                                                       600,000        559,219
   MBNA Credit Card Master Note Trust:
      Series 2005-C3, Class C, 2.73%, 3/15/2011 +                                       500,000        496,719
      Series 2003-C1, Class C1, 4.16%, 6/15/2012 +                                      375,000        364,277
                                                                                                  ------------
                                                                                                     3,702,576
                                                                                                  ------------
FINANCE - 0.10%
   Green Tree Financial Corp., Series 1994-1, Class A5, 7.65%, 4/15/2019                 29,931         29,819
                                                                                                  ------------
HOME EQUITY - 24.43%
   ACE Securities Corp., Series 2005-HE5, Class A2C, 2.84%, 8/25/2035 +                 478,892        430,030
   Aegis Asset Backed Securities Trust, Series 2005-3, Class A2, 2.70%,
      8/25/2035 +                                                                       123,102         99,943
   Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2C, 2.72%,
      9/25/2035 +                                                                       406,522        341,561
   Amresco Residential Securities Mtg Loan Trust, Series 1997-1, Class A8, 7.24%,
      3/25/2027                                                                          30,643         29,737
   BankBoston Home Equity Loan Trust, Series 1998-2, Class A7, 6.14%, 6/25/2013         102,130         94,748

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT       VALUE (a)
                                                                                    -----------   ------------
HOME EQUITY - CONTINUED
   Bear Stearns Asset Backed Securities Trust, Series 2006-HE6, Class 1A1, 2.49%,
      6/25/2036 +                                                                   $   213,444   $    208,275
   Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
      5.54%, 9/11/2041                                                                  250,000        235,434
   Conseco Finance, Series 2002-A, Class A5, 7.05%, 4/15/2032 *                         161,674        161,670
   Contimortgage Home Equity Loan Trust, Series 1997-5, Class A8, 3.06%,
      3/15/2024 +                                                                        30,322         28,872
   Credit Suisse First Boston Mortgage, Series 2001-HE8, Class A1, 6.49%,
      2/25/2031 *                                                                       495,821        377,444
   Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB, 5.31%,
      12/15/2039                                                                        900,000        865,493
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027                                          96,756         85,878
      Series 1997-2, Class A6, 7.04%, 6/25/2027                                          18,283         17,603
      Series 1997-1, Class A6, 7.21%, 4/25/2029                                           6,953          6,583
      Series 1998-1, Class A6F, 6.52%, 5/25/2030                                         35,162         33,986
   Equivantage Home Equity Loan Trust, Series 1997-2, Class A4, 7.50%, 7/25/2028 *        1,527          1,151
   FHLMC Structured Pass Through Securities, Series T-13, Class A7, 6.09%,
      9/25/2029                                                                          57,145         56,874
   GE Capital Mortgage Services, Series 1998-HE2, Class A7, 6.22%, 9/25/2028             13,737         13,599
   Home Equity Asset Trust, Series 2005-5, Class 2A2, 2.71%, 11/25/2035 +               191,779        169,665
   IMC Home Equity Loan Trust, Series 1995-3, Class A5, 7.50%, 4/25/2026 *               89,137         88,767
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class
      A4, 6.01%, 6/15/2049 +                                                            381,500        356,699
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1, 4.95%, 11/25/2035               160,100        147,890
   Master Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 2.81%,
      9/25/2034 +                                                                       120,924        104,750
   Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A, 2.82%,
      6/25/2035 +                                                                       812,064        708,399
   Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4, 2.86%, 3/25/2034 +           89,066         74,287
   Morgan Stanley Dean Witter Capital I, Series 2002-NC3, Class A2, 3.02%,
      8/25/2032 +                                                                       133,757        102,763
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 3.00%, 6/25/2032 +                                        542,276        482,799
      Series 2002-3, Class A1, 2.96%, 8/25/2032 +                                        36,294         33,828
      Series 2003-1, Class A2, 3.30%, 2/25/2033 +                                       176,589        154,516
   Provident Bank Home Equity Loan Trust, Series 2000-1, Class A2, 2.98%,
      3/25/2030 +                                                                       174,766        123,128
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                                      556,003        454,619
      Series 2002-KS2, Class AI5, 6.78%, 4/25/2032 *                                    344,101        258,076
      Series 2006-KS1, Class A2, 2.60%, 1/25/2031 +                                      44,291         43,910

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT       VALUE (a)
                                                                                    -----------   ------------
HOME EQUITY - CONTINUED
   Residential Funding Mortgage Securities II, Inc.:
      Series 1999-HI8, Class AI7, 8.47%, 11/25/2029 *                               $    21,670   $     18,693
      Series 2001-HS2, Class A5, 7.42%, 4/25/2031 *                                     234,146        219,292
   Salomon Brothers Mortgage Securities VII, Series 1998-NC3, Class A5, 6.93%,
      8/25/2028                                                                         105,252         84,909
   Saxon Asset Securities Trust:
      Series 2002-2, Class AV, 2.98%, 8/25/2032 +                                        17,340         16,479
      Series 2005-4, Class A2C, 2.71%, 11/25/2037 +                                     419,205        378,529
                                                                                                  ------------
                                                                                                     7,110,879
                                                                                                  ------------
RESIDENTIAL MORTGAGES - 9.17%
   Amortizing Residential Collateral Trust, Series 2002-BC2, Class A, 2.46%,
      5/25/2032 +                                                                       532,345        449,914
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 2.94%, 12/25/2031 +                                      99,060         61,711
      Series 2002-BC1, Class A, 3.12%, 4/25/2032 +                                      186,827        159,066
      Series 2005-11, Class 3AV2, 2.75%, 2/25/2036 +                                    548,791        478,563
   First Franklin Mortgage Loan Asset Backed Certificates:
      Series 2001-FF2, Class A1, 3.08%, 11/25/2031+                                     209,313        174,581
      Series 2004-FF5, Class A1, 2.82%, 8/25/2034 +                                     358,922        298,017
      Series 2005-FF8, Class A2C, 2.73%, 9/25/2035 +                                    401,133        370,171
   GSAMP Trust, Series 2004-AR1, Class A2B, 3.06%, 6/25/2034 +                          587,759        508,963
   Park Place Securities, Inc., Series 2005-WLL1, Class A1B, 2.72%, 3/25/2035 +         189,463        146,271
   Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5, 6.16%,
      8/25/2032 *                                                                        35,323         23,666
                                                                                                  ------------
                                                                                                     2,670,923
                                                                                                  ------------
      TOTAL ASSET-BACKED SECURITIES - (COST $17,904,856)                                            16,420,139
                                                                                                  ------------
CORPORATE BONDS & NOTES - 13.99%
AGRICULTURE - 0.97%
   Bunge, Ltd. Finance Corp., 5.350%, 4/15/2014                                         308,000        284,077
                                                                                                  ------------
AIRLINES - 0.78%
   Continental Airlines, Inc., Series 2001-1, Class A-2,6.503%, 6/15/2011                80,000         72,000
   UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 7/2/2022                     204,564        154,706
                                                                                                  ------------
                                                                                                       226,706
                                                                                                  ------------
AUTOMOTIVE - 0.85%
   Goodyear Tire & Rubber Co., 6.678%, 12/1/2009 +                                      250,000        248,750
                                                                                                  ------------
CABLE TV - 0.83%
   Comcast Corp., 6.950%, 8/15/2037                                                     250,000        241,513
                                                                                                  ------------
CHEMICALS - 1.42%
   ARCO Chemical Co., 10.250%, 11/1/2010                                                150,000        150,750

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT       VALUE (a)
                                                                                    -----------   ------------
CHEMICALS - CONTINUED
   Huntsman LLC, 11.500%, 7/15/2012                                                 $   250,000   $    261,875
                                                                                                  ------------
                                                                                                       412,625
                                                                                                  ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 0.10%
   L-3 Communications Corp., 6.125%, 7/15/2013                                           30,000         28,800
                                                                                                  ------------
FINANCE - 2.12%
   FBN Capital Finance Co., 9.750%, 3/30/2017 +                                         125,000        115,312
   Ucar Finance, Inc., Guaranteed Senior Note, 10.250%, 2/15/2012                        23,000         23,690
   Wells Fargo & Co., 5.625%, 12/11/2017                                                500,000        477,382
                                                                                                  ------------
                                                                                                       616,384
                                                                                                  ------------
OIL & GAS - 0.06%
   Tesoro Corp., 6.250%, 11/1/2012                                                       20,000         18,350
                                                                                                  ------------
PROPERTY/CASUALTY INSURANCE - 0.05%
   American International Group, Inc., 5.850%, 1/16/2018                                 15,000         13,478
                                                                                                  ------------
RADIO - 0.52%
   Radio One, Inc., Series B, 8.875%, 7/1/2011                                          180,000        152,100
                                                                                                  ------------
RESIDENTIAL PROPERTIES - 0.33%
   Standard Pacific Corp.:
      6.500%, 10/1/2008                                                                  50,000         49,875
      6.500%, 8/15/2010                                                                  50,000         46,750
                                                                                                  ------------
                                                                                                        96,625
                                                                                                  ------------
RETAIL - DEPARTMENT STORE - 1.61%
   Neiman Marcus, Term Loan, 4.422%, 4/6/2013                                           500,000        467,625
                                                                                                  ------------
TELECOMMUNICATIONS - 2.68%
   AT&T Corp., 7.300%, 11/15/2011                                                       500,000        532,019
   Qwest Capital Funding, Inc., 7.000%, 8/3/2009                                        250,000        248,750
                                                                                                  ------------
                                                                                                       780,769
                                                                                                  ------------
TRANSPORTATION - 0.69%
   Union Pacific Corp., 5.450%, 1/31/2013                                               200,000        200,866
                                                                                                  ------------
UTILITIES - 0.98%
   Elwood Energy LLC, 8.159%, 7/5/2026                                                  181,202        176,030
   Orion Power Holdings, Inc., 12.000%, 5/1/2010                                        100,000        108,250
                                                                                                  ------------
                                                                                                       284,280
                                                                                                  ------------
      TOTAL CORPORATE BONDS & NOTES - (COST $4,214,168)                                              4,072,948
                                                                                                  ------------
MORTGAGE-BACKED SECURITIES - 65.48%
   Chase Mortgage Finance Corp., Series 2005-A2, Class 3A3, 5.47%, 1/25/2036            252,067        232,893
   FHLMC, Series 3196, Class FD, 2.86%, 4/15/2032 +                                     212,059        202,962
   FHLMC Gold Pool, 5.50%, August 2008 15 Year TBA ##                                 2,000,000      2,003,124

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT       VALUE (a)
                                                                                    -----------   ------------
MORTGAGE-BACKED SECURITIES - CONTINUED
   FNMA:
      Series 2001-W2, Class AF6, 6.59%, 10/25/2031 *                                $   117,818   $     97,182
      Series 2007-2, Class FA, 2.66%, 2/25/2037 +                                       337,953        326,775
  FNMA Pool:
      August 2008 30 Year TBA,  5.50%, 12/1/2099 ##                                   9,050,000      8,854,864
      August 2008 30 Year TBA,  6.00%, 12/1/2099 ##                                   4,300,000      4,318,812
      August 2008 30 Year TBA,  6.50%, 12/1/2099 ##                                   2,500,000      2,566,405
   Lehman XS Trust, Series 2005-4, Class 1A2, 2.73%, 10/25/2035 +                       165,869        132,111
   Structured Asset Securities Corp.:
      Series 1998-8, Class A3, 2.98%, 8/25/2028 +                                        75,458         67,839
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033                                       266,341        258,965
                                                                                                  ------------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $19,057,068)                                         19,061,932
                                                                                                  ------------
FOREIGN BONDS & NOTES++ - 5.75%
ARGENTINA - 0.04%
      SOVEREIGN - 0.04%
   Argentina Bocon, Series PR12, 2.00%, 1/3/2016 +                                       22,865         12,853
                                                                                                  ------------
AUSTRALIA - 0.52%
      METALS AND MINING - 0.52%
   FMG Finance Pty Ltd., 10.63%, 9/1/2016                                               130,000        150,800
                                                                                                  ------------
BRAZIL - 0.71%
      FOOD PRODUCTS - 0.71%
   JBS SA, 9.38%, 2/7/2011                                                              200,000        207,000
                                                                                                  ------------
ICELAND - 3.00%
      SOVEREIGN AGENCY - 3.00%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034                                  72,106,093        873,599
                                                                                                  ------------
MEXICO - 0.83%
      TRANSPORTATION - 0.83%
   Grupo Senda Autotransporte SA de CV, 10.50%, 10/3/2015                               250,000        242,500
                                                                                                  ------------
RUSSIA - 0.65%
      FINANCE - 0.65%
   PSB Finance (Promsvyazbank), 9.63%, 5/23/2012                                        200,000        187,700
                                                                                                  ------------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,914,193)                                                1,674,452
                                                                                                  ------------
SHORT-TERM INVESTMENTS - 17.21%
   State Street Euro Dollar Time Deposit, 1.25%, 08/01/2008                           5,010,000      5,010,000
                                                                                                  ------------
      TOTAL SHORT-TERM INVESTMENTS - (COST $5,010,000)                                               5,010,000
                                                                                                  ------------

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

TOTAL INVESTMENTS - 158.84% - (COST $48,100,285) (b) **                                             46,239,471
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (58.84)%                                             (17,128,527)
                                                                                                  ------------
NET ASSETS - 100.00%                                                                              $ 29,110,944
                                                                                                  ============

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2008:

                                                                   UNREALIZED
                                                                  APPRECIATION
DESCRIPTION                                           NOTIONAL   (DEPRECIATION)
-----------                                          ----------  --------------
Receive fixed rate equal to 4.55% and pay floating
   rate based on 3-month LIBOR.
   Broker: Morgan Stanley
   Exp. 9/7/2014                                     $1,000,000     $ 19,104
Receive fixed rate equal to 4.975% and pay floating
   rate based on a 3-month LIBOR.
   Broker: Morgan Stanley
   Exp. 9/7/2019                                     $1,000,000     $ 26,969
Receive fixed rate equal to 5.375% and pay floating
   rate based on a 3-month LIBOR.
   Broker: Lehman Brothers
   Exp. 2/13/2022                                    $  500,000     $ 27,693
Sell protection on GMAC LLC 6.875%, 8/28/2012 and
   receive a fixed rate equal to 3.60%.
   Broker: Lehman Brothers
   Exp. 9/20/2008                                    $  100,000     $ (1,697)
                                                                    --------
                                                                    $ 72,069
                                                                    ========

OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2008:

                                                                   UNREALIZED
NUMBER OF                                             NOTIONAL    APPRECIATION
CONTRACTS                 DESCRIPTION                  (000'S)   (DEPRECIATION)
---------   ---------------------------------------  ----------  --------------
    20      U S Treasury Bond Futures, September 08  $    2,000     $ 34,138
    42      Germany Fed Rep Bonds 2 Year Futures,
               September 08                          EUR  4,200     $ (6,967)
                                                                    --------
                                                                    $ 27,171
                                                                    ========

OPEN SHORT FUTURES CONTRACTS AS OF JULY 31, 2008:

NUMBER OF                                             NOTIONAL     UNREALIZED
CONTRACTS                 DESCRIPTION                  (000'S)    DEPRECIATION
---------   ---------------------------------------  ----------  -------------
     3      U S Treasury Note 2-Year Futures,
               September 08                          $     (600)    $ (5,724)
    22      U S Treasury Note 5-Year Futures,
               September 08                          $   (2,200)    $(33,937)
     3      U S Treasury Note 10-Year Futures,
               September 08                          $     (300)    $ (6,825)
     7      Germany Fed Rep Bonds 10 Year Futures,
               September 08                          EUR   (700)    $ (5,366)
                                                                    --------
                                                                    $(51,852)
                                                                    ========

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2008:

 FOREIGN                  CONTRACT      CURRENT
 CURRENCY     FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
PURCHASED     AMOUNT         USD          USD         DATE      DEPRECIATION
---------   ----------   ----------   ----------   ----------   ------------
   SEK      3,560,000    $  594,999   $  587,788    Aug-2008       $(7,211)
                         ----------   ----------                   -------
                         $  594,999   $  587,788                   $(7,211)
                         ==========   ==========                   =======

 FOREIGN                  CONTRACT      CURRENT
 CURRENCY     FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
   SOLD       AMOUNT         USD          USD         DATE      APPRECIATION
---------   ----------   ----------   ----------   ----------   ------------
   EUR         305,000   $  477,295   $  475,727    Aug-2008       $ 1,568
   ISK      68,100,000      882,467      858,162    Aug-2008        24,305
                         ----------   ----------                   -------
                         $1,359,762   $1,333,889                   $25,873
                         ==========   ==========                   =======

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2008, the Fund held no fair valued securities.

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2008 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

(b) At July 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $48,100,285. Net unrealized depreciation of investments was approximately $1,860,814, of which $114,045 is related to appreciated securities and $1,974,859 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2008.

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

##    Security is subject to delayed settlement.

* Step-Up Bond. Interest rate shown reflects the rate in effect at 7/31/2008.

** All or a portion of this portfolio is segregated for futures, swaps and TBAs.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

FHLMC Federal Home Loan Mortgage Corporation.

FNMA  Federal National Mortgage Association.

LIBOR London Interbank Offering Rate.

TBA   To Be Announced.

EUR   Euro.

ISK   Iceland Krona.

SEK   Swedish Krona.

                                                         DRAKE LOW DURATION FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           7/31/2008 (UNAUDITED)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT       VALUE (a)
                                                      -----------   -----------
ASSET-BACKED SECURITIES - 57.90%
AUTOMOBILES - 8.36%
   AmeriCredit Automobile Receivables Trust,
      Series 2008-AF, Class A2B, 4.21%, 1/12/2012 +   $   400,000   $   395,188
   Carmax Auto Owner Trust,
      Series 2008-1, Class A2, 3.16%, 4/15/2011 +         482,251       478,106
   Household Automotive Trust:
      Series 2005-2, Class A3, 4.37%, 5/17/2010           244,300       244,102
      Series 2006-2, Class A3, 5.61%, 8/17/2011           326,924       327,844
   Long Beach Auto Receivables Trust,
      Series 2007-A, Class A2, 5.15%, 11/15/2010          151,057       150,844
                                                                    -----------
                                                                      1,596,084
                                                                    -----------
CREDIT CARDS - 16.53%
   American Express Credit Account Master Trust:
      Series 2005-6, Class C, 2.71%,
         3/15/2011 + (144A)                               600,000       599,250
      Series 2004-1, Class B, 2.71%, 9/15/2011 +          500,000       496,094
   Bank One Issuance Trust,
      Series 2004-C1, Class C1, 2.96%, 11/15/2011 +       100,000        98,172
   Chase Credit Card Master Trust:
      Series 2003-5, Class C, 3.38%, 1/17/2011 +          500,000       497,657
      Series 2003-6, Class C, 3.26%, 2/15/2011 +          125,000       124,102
      Series 2002-3, Class B, 2.91%, 9/15/2011 +          250,000       246,250
   Citibank Credit Card Issuance Trust,
      Series 2005-B1, Class B1, 4.40%, 9/15/2010          400,000       399,375
   MBNA Credit Card Master Note Trust,
      Series 2003-C1, Class C1, 4.16%, 6/15/2012 +        715,000       694,555
                                                                    -----------
                                                                      3,155,455
                                                                    -----------
HOME EQUITY - 23.77%
   Aegis Asset Backed Securities Trust,
      Series 2005-3, Class A2, 2.70%, 8/25/2035 +         123,102        99,943
   Ameriquest Mortgage Securities, Inc.:
      Series 2003-6, Class M1, 3.22%, 5/25/2033 +          74,523        70,822
      Series 2005-R7, Class A2C, 2.72%, 9/25/2035 +       203,261       170,780
   Asset Backed Funding Certificates,
      Series 2001-AQ1, Class A6, 6.25%, 11/20/2030        332,745       269,160
   Bear Stearns Asset Backed Securities Trust,
      Series 2006-HE6, Class 1A1, 2.49%,
         6/25/2036 +                                      284,592       277,699
   Contimortgage Home Equity Trust:
      Series 1997-2, Class A9, 7.09%, 4/15/2028            24,679        24,239
      Series 1998-1, Class A9, 2.82%, 4/15/2029 +          62,369        53,433
   GE Capital Mortgage Services, Inc.:
      Series 1998-HE1, Class A7, 6.47%, 6/25/2028          34,662        32,415
      Series 1999-HE1, Class A6, 6.70%, 4/25/2029         109,097       107,480
   Home Equity Asset Trust,
      Series 2005-5, Class 2A2, 2.71%, 11/25/2035 +       191,779       169,665
   Home Loan Trust, Series 2000-1,
      Class A2, 2.76%, 4/15/2031 +                        400,765       362,505
   IMC Home Equity Loan Trust, Series 1998-1,
      Class A6, 7.02%, 6/20/2029 *                          6,487         6,476
   JP Morgan Mortgage Trust, Series 2005-A8,
      Class 2A1, 4.95%, 11/25/2035                        196,614       181,620

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT       VALUE (a)
                                                      -----------   -----------
HOME EQUITY - CONTINUED
   Merrill Lynch Mortgage Investors Trust,
      Series 2004-OPT1, Class A2A, 2.82%,
         6/25/2035 +                                  $   664,416   $   579,599
   Morgan Stanley ABS Capital I, Series 2004-HE3,
      Class A4, 2.86%, 3/25/2034 +                         89,066        74,286
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 3.00%, 6/25/2032 +          360,317       320,797
      Series 2002-3, Class A1, 2.96%, 8/25/2032 +         217,766       202,965
      Series 2003-1, Class A2, 3.30%, 2/25/2033 +          51,564        45,118
   Renaissance Home Equity Loan Trust,
      Series 2004-3, Class AV1, 2.88%, 11/25/2034 +       221,047       205,090
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032        556,003       454,619
      Series 2002-KS2, Class AI5, 6.78%,
          4/25/2032 *                                     344,101       258,076
      Series 2004-KS7, Class A2B3, 2.90%,
          8/25/2034 +                                     497,378       227,784
   Residential Funding Mortgage
      Securities II, Inc.,
      Series 2001-HS2, Class A5, 7.42%,4/25/2031 *        125,435       117,478
   Saxon Asset Securities Trust, Series 2005-4,
      Class A2C, 2.71%, 11/25/2037 +                      251,523       227,117
                                                                    -----------
                                                                      4,539,166
                                                                    -----------
RESIDENTIAL MORTGAGES - 9.24%
   Amortizing Residential Collateral Trust:
      Series 2001-BC6, Class A, 3.16%, 10/25/2031 +        53,862        46,330
      Series 2002-BC2, Class A, 2.46%, 5/25/2032 +        212,938       179,966
      Series 2002-BC3, Class A, 2.79%, 6/25/2032 +        212,912       179,811
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 2.94%, 12/25/2031 +        99,060        61,711
      Series 2002-BC1, Class A, 3.12%, 4/25/2032 +        149,462       127,253
   First Franklin Mortgage Loan Asset
      Backed Certificates:
      Series 2004-FF5, Class A1, 2.82%, 8/25/2034 +       239,281       198,678
      Series 2005-FFH3, Class 2A2, 2.77%,
         9/25/2035 +                                      128,788       126,092
   GSAMP Trust, Series 2004-AR1,
      Class A2B, 3.06%, 6/25/2034 +                       587,759       508,962
   Soundview Home Equity Loan Trust,
      Series 2005-OPT3, Class A4, 2.76%,
         11/25/2035 +                                     500,000       335,781
                                                                    -----------
                                                                      1,764,584
                                                                    -----------
      TOTAL ASSET-BACKED SECURITIES -
         (COST $12,418,711)                                          11,055,289
                                                                    -----------
CORPORATE BONDS & NOTES - 9.70%
AIRLINES - 0.02%
   Continental Airlines, Inc., 7.461%, 4/1/2013             4,576         4,050
                                                                    -----------
AUTOMOTIVE - 0.65%
   Goodyear Tire & Rubber Co., 6.678%, 12/1/2009 +        125,000       124,375
                                                                    -----------
CABLE TV - 1.00%
   Comcast Cable Communications LLC, 6.875%,
      6/15/2009                                           186,000       190,669
                                                                    -----------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT       VALUE (a)
                                                      -----------   -----------
CHEMICALS - 1.62%
   ARCO Chemical Co., 10.250%, 11/1/2010              $   100,000   $   100,500
   Huntsman LLC, 11.500%, 7/15/2012                       200,000       209,500
                                                                    -----------
                                                                        310,000
                                                                    -----------
FINANCE - 0.18%
   Washington Mutual, Inc., 4.000%, 1/15/2009              40,000        33,903
                                                                    -----------
PRINTING - COMMERCIAL - 1.31%
   Valassis Communications, Inc., 6.625%, 1/15/2009       250,000       250,000
                                                                    -----------
RESIDENTIAL PROPERTIES - 0.78%
   Standard Pacific Corp., 6.500%, 10/1/2008              150,000       149,625
                                                                    -----------
TELECOMMUNICATIONS - 2.19%
   AT&T Corp., 7.300%, 11/15/2011                         300,000       319,212
   Qwest Capital Funding, Inc., 7.000%, 8/3/2009          100,000        99,500
                                                                    -----------
                                                                        418,712
                                                                    -----------
TRANSPORTATION - 0.53%
   Union Pacific Corp., 5.450%, 1/31/2013                 100,000       100,433
                                                                    -----------
UTILITIES - 1.42%
   Orion Power Holdings, Inc., 12.000%, 5/1/2010          250,000       270,625
                                                                    -----------
      TOTAL CORPORATE BONDS & NOTES -
         (COST $1,874,413)                                            1,852,392
                                                                    -----------
MORTGAGE-BACKED SECURITIES - 12.96%
   Banc of America Funding Corp., Series 2003-1,
      Class A1, 6.00%, 5/20/2033                          205,450       187,080
   Chase Mortgage Finance Corp., Series 2005-A2,
      Class 3A3, 5.47%, 1/25/2036                         693,833       641,056
   FNMA:
      Series 2001-W2, Class AF6, 6.59%,
         10/25/2031 *                                     622,473       513,443
      Series 2007-2, Class FA, 2.66%, 2/25/2037 +         337,953       326,775
   Lehman XS Trust, Series 2005-4,
      Class 1A2, 2.73%, 10/25/2035 +                      114,600        91,276
   Residential Accredited Loans, Inc.,
      Series 2004-QS5, Class A5, 4.75%, 4/25/2034         211,625       173,536
   Structured Asset Securities Corp.:
      Series 1998-2, Class A, 2.98%, 2/25/2028 +          308,386       282,425
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033         266,341       258,965
                                                                    -----------
      TOTAL MORTGAGE-BACKED SECURITIES -
         (COST $2,754,711)                                            2,474,556
                                                                    -----------
FOREIGN BONDS & NOTES++ - 4.14%
ARGENTINA - 0.07%
      SOVEREIGN - 0.07%
   Argentina Bocon, Series PR12, 2.00%, 1/3/2016 +         22,865        12,853
                                                                    -----------
ICELAND - 3.58%
      SOVEREIGN AGENCY - 3.58%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034    56,483,106       684,319
                                                                    -----------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

                                                       PRINCIPAL      MARKET
                                                        AMOUNT       VALUE (a)
                                                      -----------   -----------
RUSSIA - 0.49%
      FINANCE - 0.49%
   PSB Finance (Promsvyazbank), 9.63%, 5/23/2012      $   100,000   $    93,850
                                                                    -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $960,052)                     791,022
                                                                    -----------
SHORT-TERM INVESTMENTS - 12.23%
   State Street Euro Dollar Time Deposit, 1.25%,
      08/01/2008                                        2,334,000     2,334,000
                                                                    -----------
      TOTAL SHORT-TERM INVESTMENTS -
         (COST $2,334,000)                                            2,334,000
                                                                    -----------
TOTAL INVESTMENTS - 96.93% -
   (COST $20,341,887) (b)**                                          18,507,259
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 3.07%                     586,962
                                                                    -----------
NET ASSETS - 100.00%                                                $19,094,221
                                                                    ===========

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2008:

                                                                          UNREALIZED
DESCRIPTION                                                  NOTIONAL    APPRECIATION
-----------                                                  --------   --------------
Sell protection on GMAC LLC 6.875%, 8/28/2012 and receive
   a fixed rate equal to 3.60%.
   Broker: Lehman Brothers
   Exp. 9/20/2008                                            $500,000   $        8,485
                                                                        --------------
                                                                        $        8,485
                                                                        --------------

OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2008:

                                                                           UNREALIZED
NUMBER OF                                                     NOTIONAL    APPRECIATION
CONTRACTS                     DESCRIPTION                     (000'S)    (DEPRECIATION)
---------   ----------------------------------------------   ---------   --------------
   60       U S Treasury Note 2-Year Futures, September 08   $  12,000   $       87,087
   26       Germany Fed Rep Bonds 2 Year Futures,
               September 08                                  EUR 2,600   $       (4,313)
                                                                         --------------
                                                                         $       82,774
                                                                         ==============

OPEN SHORT FUTURES CONTRACTS AS OF JULY 31, 2008:

NUMBER OF                                                     NOTIONAL     UNREALIZED
CONTRACTS                     DESCRIPTION                     (000'S)     DEPRECIATION
---------   ----------------------------------------------   ---------   --------------
     1      U S Treasury Note 5-Year Futures, September 08   $    (100)  $       (1,244)
    10      U S Treasury Note 10-Year Futures,
               September 08                                  $  (1,000)  $      (21,433)
     4      Germany Fed Rep Bonds 10 Year Futures,
               September 08                                  EUR  (400)  $       (3,066)
                                                                         --------------
                                                                         $      (25,743)
                                                                         ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2008:

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
   PURCHASED         AMOUNT          USD              USD           DATE      DEPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
       SEK          2,350,000     $  392,766        $388,006      Aug-2008       $(4,760)
                                  ----------        --------                     -------
                                  $  392,766        $388,006                     $(4,760)
                                  ==========        ========                     =======

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD           AMOUNT          USD              USD           DATE      APPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
       EUR            205,000     $  320,805        $319,751      Aug-2008       $ 1,054
       ISK         53,300,000        690,683         671,660      Aug-2008        19,023
                                  ----------        --------                     -------
                                  $1,011,488        $991,411                     $20,077
                                  ==========        ========                     =======

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2008, the Fund held no fair valued securities.

(b) At July 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $20,341,887. Net unrealized depreciation of investments was approximately $1,834,628 of which $6,789 is related to appreciated securities and $1,841,417 is related to depreciated securities.

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2008.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

*    Step-Up Bond. Interest rate shown reflects the rate in effect at 7/31/2008.

** All or a portion of this portfolio is segregated for forwards, futures and swaps.

FNMA Federal National Mortgage Association.

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2008 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

EUR  Euro.

ISK  Iceland Krona.

SEK  Swedish Krona.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940"), as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By:
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: September __, 2008


By:
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: September __, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: September __, 2008


By:
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: September __, 2008